DEPOSITS BY CUSTOMERS	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
DEPOSITS BY CUSTOMERS	22. DEPOSITS BY CUSTOMERS

		Group
	2025	2024
	£m	£m
Demand and time deposits[1]	190,741	184,060
Amounts due to fellow Banco Santander subsidiaries and joint ventures	1,590	1,715
	192,331	185,775
1Includes capital amount guaranteed / protected equity index-linked deposits of £87m (2024: £173m).
At 31 December 2025, deposits by customers included amounts due to Banco Santander group entities of £1,590m (2024: £1,715m).